UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

       Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       CAVU Capital Advisors, LLC

Address:    20 Marshall Street, Suite 102
            South Norwalk, CT 06854

13F File Number: 028-13419

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       James Gilmore
Title:      Chief Financial Officer
Phone:      203-286-0453

Signature, Place and Date of Signing:


/s/James Gilmore                  South Norwalk, CT          November 15, 2010
-----------------------     --------------------------      --------------------
     [Signature]                   [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total:  $81,679
                                        (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                     CAVU Capital Advisors, LLC
                                                         September 30, 2010
COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE  SHARED   NONE
--------------                --------------    -----       -------   -------   --- ----   ----------   -----  ----  ------   ----
BALLY TECHNOLOGIES INC        COM              05874B107    4,125       118,026 SH         Sole         None   118,026
BOEING CO                     COM              097023105    1,996        30,000 SH         Sole         None    30,000
CAMPBELL SOUP CO              COM              134429109    1,788        50,000 SH         Sole         None    50,000
CHEESECAKE FACTORY INC        COM              163072101      794        30,000 SH         Sole         None    30,000
COOPER TIRE & RUBR CO         COM              216831107      703        35,814 SH         Sole         None    35,814
CROCS INC                     COM              227046109    4,225       325,000 SH         Sole         None   325,000
DOW CHEM CO                   COM              260543103    3,130       114,000 SH         Sole         None   114,000
GOODYEAR TIRE & RUBR CO       COM              382550101      645        60,000 SH         Sole         None    60,000
HALLIBURTON CO                COM              406216101    1,157        35,000 SH         Sole         None    35,000
HONEYWELL INTL INC            COM              438516106    3,405        77,500 SH         Sole         None    77,500
ILLINOIS TOOL WKS INC         COM              452308109    2,351        50,000 SH         Sole         None    50,000
MACYS INC                     COM              55616P104    3,231       140,000 SH         Sole         None   140,000
MANITOWOC INC                 COM              563571108    1,211       100,000 SH         Sole         None   100,000
MASCO CORP                    COM              574599106    1,754       159,300 SH         Sole         None   159,300
MGM RESORTS INTERNATIONAL     COM              552953101    2,256       200,000 SH         Sole         None   200,000
OSHKOSH CORP                  COM              688239201      688        25,000 SH         Sole         None    25,000
PARKER HANNIFIN CORP          COM              701094104    8,393       119,800 SH         Sole         None   119,800
PATTERSON UTI ENERGY INC      COM              703481101    1,537        90,000 SH         Sole         None    90,000
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408    3,446        95,000 SH         Sole         None    95,000
POTASH CORP SASK INC          COM              73755L107    7,202        50,000     Call   Sole         None    50,000
RADIOSHACK CORP               COM              750438103    1,920        90,000 SH         Sole         None    90,000
SPDR S&P 500 ETF TR           TR UNIT          78462F103   17,120       150,000     Put    Sole         None   150,000
TALBOTS INC                   COM              874161102      983        75,000 SH         Sole         None    75,000
UNITED PARCEL SERVICE INC     CL B             911312106    1,674        25,100 SH         Sole         None    25,100
WAL MART STORES INC           COM              931142103    5,945       111,083 SH         Sole         None   111,083

SK 25439 0003 1146752